Exhibit 99.1

FIFTH THIRD AUTO TRUST 2015-1

Statement to Securityholders

Determination Date: June 13, 2016

DATES
Collection Period	8
Collection Period Beginning Date	5/01/2016
Collection Period Ending Date	5/31/2016
Payment Date	6/15/2016
LIBOR Determination Date	5/12/2016
LIBOR Rate	0.434%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$8,655,110.96	$8,655,110.96	$0.00
Class A-2-A Notes	93.0%	$124,000,000.00	$8,624,759.88	$115,375,240.12
Class A-2-B Notes	93.0%	$100,000,000.00	$6,955,451.52	$93,044,548.48
Class A-3 Notes	100.0%	$264,000,000.00	$0.00	$264,000,000.00
Class A-4 Notes	100.0%	$75,000,000.00	$0.00	$75,000,000.00

Total Securities	73.0%	$571,655,110.96	$24,235,322.36	$547,419,788.60

Overcollateralization		$37,207,581.43	$0.00	$37,207,581.43
Reserve Account Balance		$1,958,293.76	$0.00	$1,958,293.76

Net Pool Balance	74.6%	$608,862,692.39	$24,235,322.36	$584,627,370.03

	Coupon Rate	Beginning Balance	Interest Distribution Amount
Class A-1 Notes	0.430%	$8,655,110.96	$3,101.41
Class A-2-A Notes	1.020%	$124,000,000.00	$105,400.00
Class A-2-B Notes	0.984%	$100,000,000.00	$82,037.50
Class A-3 Notes	1.420%	$264,000,000.00	$312,400.00
Class A-4 Notes	1.790%	$75,000,000.00	$111,875.00

		$571,655,110.96	$614,813.91

II. AVAILABLE FUNDS

Interest Collections	$1,947,387.58
Principal Collections (Including Repurchases)	$23,857,280.78
Liquidation Proceeds	$154,603.59
Liquidation Expenses*	($15,366.64)
Investment Earnings (Collections Act. Remitted to servicer)	$8,289.33
Investment Earnings (Reserve Act. Remitted to servicer)	$661.51

Total Collections	$25,952,856.15
Reserve Account Draw Amount	$0.00

Total Available Funds	$25,952,856.15

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$516,336.42	$516,336.42	$0.00
Class A-1 Notes	$3,101.41	$3,101.41	$0.00
Class A-2-A Notes	$105,400.00	$105,400.00	$0.00
Class A-2-B Notes	$82,037.50	$82,037.50	$0.00
Class A-3 Notes	$312,400.00	$312,400.00	$0.00
Class A-4 Notes	$111,875.00	$111,875.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$24,235,322.36	$24,235,322.36	$0.00
Accrued and unpaid fees to owner trustee	$0.00	$0.00	$0.00
Accrued and unpaid fees to indenture trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$586,383.46	$586,383.46	$0.00

	$25,952,856.15	$25,952,856.15	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$24,235,322.36

Total	$24,235,322.36

FIFTH THIRD AUTO TRUST 2015-1

Statement to Securityholders

Determination Date: June 13, 2016

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$584,627,370.03
Number of Receivables Outstanding	40,874
Weighted Average Contract Rate	3.873%
Weighted Average Remaining Term (mos)	46.84

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$1,958,293.76
Initial Target Credit Enhancement Overcollateralization Amount	$37,207,581.43
Target Credit Enhancement Overcollateralization Amount	$37,207,581.43
Beginning Period Overcollateralization Amount	$37,207,581.43
Ending Period Overcollateralization Amount	$37,207,581.43

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$1,958,293.76
Beginning Reserve Account Balance	$1,958,293.76
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$1,958,293.76

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$162,088.02
Realized Losses for Collection Period	$245,299.25
CHG Off Recoveries for Collection Period	$21,861.26

Net Losses for Collection Period	$223,437.99
Net Losses as % of Ending Pool Balance	0.038%
Net Loss % for 1 Period Prior	0.031%
Net Loss % for 2 Periods Prior	0.022%
Net Loss % for 3 Periods Prior	0.031%

Three-month Average Net Loss %	0.031%

Cumulative Losses (net of recoveries) for All Collection Periods	$852,768.13
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.109%

	# of Receivables	Amount
Receivables 30–59 Days Delinquent	217	$3,424,087.61
As % of Ending Pool Balance		0.586%
Receivables 60–89 Days Delinquent	35	$426,082.58
As % of Ending Pool Balance		0.073%
Receivables 90–119 Days Delinquent	20	$331,909.27
As % of Ending Pool Balance		0.057%
Receivables 120–150 Days Delinquent	—	$0.00
As % of Ending Pool Balance		0.000%
Receivables 150+ Days Delinquent	2	$35,593.11
As % of Ending Pool Balance		0.006%
Total Repossession	22	$370,523.79
Total Repossessions Life-to-Date	111	$1,968,401.73

Total 30+ Day Delinquencies	274	$4,217,672.57
As % of Ending Pool Balance		0.721%
Total 30+ Day Delinquency % 1 Period Prior		0.594%
Total 30+ Day Delinquency % 2 Periods Prior		0.508%
Total 30+ Day Delinquency % 3 Periods Prior		0.498%

Three-month Average Total 30+ Day Delinquency %		0.580%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).